30. SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information
Cash		$ 342,874	$ 388,372	$ 457,686
Short-term investments	[1]	425,559	90,673	324,720
Cash and cash equivalents		$ 768,433	$ 479,045	$ 782,406	$ 690,726

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.